Investments (Details) - Schedule of expected credit losses and impairment provision for the bonds - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Expected Credit Losses And Impairment Provision For The Bonds Abstract
Opening balance	$ 463	$ 397
(Release) addition of provision for investment held at amortized cost	(13)	66
Ending balance	$ 450	$ 463